Share-based Compensation Plans (Share-based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 100.3	$ 97.0	$ 77.4
Less tax	(28.4)	(23.8)	(18.1)
Share-based compensation expense, net	71.9	73.2	59.3
Unrecognized compensation cost relating to non-vested awards	$ 115.3	83.1	97.0
Unrecognized compensation cost relating to non-vested awards, expected period for recognition	3 years
Unrecognized compensation cost relating to non-vested in the money awards	$ 82.0	$ 71.2	$ 90.3
Unrecognized compensation cost relating to non-vested in the money awards, expected period for recognition	1 year 10 months 24 days	1 year 10 months 24 days	1 year 8 months 12 days
Incremental compensation costs related to the modification of awards in connection with One Shire reorganization	$ 26.7	$ 30.4	$ 3.3
Cost of Product Sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	7.6	8.5	4.4
Research and Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	28.6	22.2	22.8
Selling, General and Administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	37.4	35.9	46.9
Reorganization costs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 26.7	$ 30.4	$ 3.3